Submission	Aug. 21, 2025
Submission [Line Items]
Central Index Key	0001163653
Registrant Name	NOMURA HOLDINGS INC
Registration File Number	333-283915
Form Type	F-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A